Investment Portfolioas of September 30, 2023 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.7%
Australia 2.4%
APA Group (Units)	3,042,558	16,213,150
Transurban Group (Units)	907,923	7,397,256
(Cost $27,681,369)		23,610,406
Canada 12.0%
Enbridge, Inc.	1,727,127	57,284,794
GFL Environmental, Inc.	80,080	2,543,341
Gibson Energy, Inc.	41,784	597,727
Keyera Corp. (a)	757,025	17,773,994
Pembina Pipeline Corp.	775,669	23,322,895
TC Energy Corp. (a)	432,129	14,860,847
(Cost $120,781,617)		116,383,598
China 1.8%
China Tower Corp. Ltd. "H", 144A	98,022,000	9,373,321
ENN Energy Holdings Ltd.	922,700	7,607,103
(Cost $25,002,690)		16,980,424
Denmark 0.6%
Orsted AS 144A (Cost $8,028,447)	112,961	6,134,732
France 4.8%
Vinci SA (Cost $35,920,236)	416,114	45,981,107
Hong Kong 2.0%
China Gas Holdings Ltd.	2,331,000	2,196,095
China Resources Gas Group Ltd.	1,345,100	3,933,033
Hong Kong & China Gas Co., Ltd.	7,776,800	5,409,778
Kunlun Energy Co., Ltd.	8,670,000	7,450,722
(Cost $24,087,201)		18,989,628
Italy 4.0%
Snam SpA	2,156,370	10,121,354
Terna - Rete Elettrica Nazionale	3,805,590	28,633,394
(Cost $40,443,178)		38,754,748
Japan 1.5%
East Japan Railway Co.	124,200	7,111,912
Tokyo Gas Co., Ltd.	317,100	7,193,523
(Cost $12,603,183)		14,305,435
Mexico 0.7%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (a) (Cost $2,010,938)	43,815	7,201,872
Spain 7.5%
Aena SME SA 144A	86,056	12,935,459

Cellnex Telecom SA 144A	1,057,103	36,737,351
Ferrovial SE	762,956	23,297,535
(Cost $59,251,691)		72,970,345
United Kingdom 7.3%
National Grid PLC	4,307,569	51,472,597
Severn Trent PLC	181,010	5,216,925
SSE PLC	451,392	8,872,909
United Utilities Group PLC	470,470	5,423,403
(Cost $68,182,807)		70,985,834
United States 55.1%
Ameren Corp.	180,964	13,541,536
American Tower Corp. (REIT)	376,323	61,886,317
American Water Works Co., Inc.	197,520	24,458,902
Atmos Energy Corp.	213,016	22,564,785
CenterPoint Energy, Inc.	1,174,073	31,523,860
Cheniere Energy, Inc.	71,895	11,931,694
Crown Castle, Inc. (REIT)	285,927	26,313,862
DT Midstream, Inc.*	90,026	4,764,176
Edison International	327,475	20,725,893
Eversource Energy	74,760	4,347,294
Exelon Corp.	1,272,266	48,078,932
Kinder Morgan, Inc.	938,392	15,558,539
NiSource, Inc.	1,246,190	30,755,969
ONEOK, Inc.	822,222	52,153,542
PG&E Corp.*	2,387,418	38,509,052
SBA Communications Corp. (REIT)	149,756	29,976,659
Sempra	702,472	47,789,170
Targa Resources Corp.	383,342	32,860,076
Williams Companies, Inc.	466,217	15,706,851
(Cost $432,168,755)		533,447,109
Total Common Stocks (Cost $856,162,112)		965,745,238

Master Limited Partnerships 0.3%
United States
Enterprise Products Partners LP (Cost $2,904,666)	111,045	3,039,301

Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c) (Cost $27,820,700)	27,820,700	27,820,700

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $2,803,967)	2,803,967	2,803,967

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $889,691,445)	103.2	999,409,206
Other Assets and Liabilities, Net	(3.2)	(30,556,393)
Net Assets	100.0	968,852,813
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c)
11,030,576	16,790,124 (d)	—	—	—	192,933	—	27,820,700	27,820,700
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (b)
2,066,818	138,400,020	137,662,871	—	—	99,617	—	2,803,967	2,803,967
13,097,394	155,190,144	137,662,871	—	—	292,550	—	30,624,667	30,624,667

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $26,260,198, which is 2.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2023 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Utilities	448,174,111	46%
Energy	249,854,436	26%
Real Estate	118,176,838	12%
Industrials	106,468,482	11%
Communication Services	46,110,672	5%
Total	968,784,539	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,610,406	$—	$23,610,406
Canada	116,383,598	—	—	116,383,598
China	—	16,980,424	—	16,980,424
Denmark	—	6,134,732	—	6,134,732
France	—	45,981,107	—	45,981,107
Hong Kong	—	18,989,628	—	18,989,628
Italy	—	38,754,748	—	38,754,748
Japan	—	14,305,435	—	14,305,435
Mexico	7,201,872	—	—	7,201,872
Spain	—	72,970,345	—	72,970,345
United Kingdom	—	70,985,834	—	70,985,834
United States	533,447,109	—	—	533,447,109
Master Limited Partnerships	3,039,301	—	—	3,039,301
Short-Term Investments (a)	30,624,667	—	—	30,624,667
Total	$690,696,547	$308,712,659	$—	$999,409,206

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH3
R-080548-2 (1/25)